INVENTORIES (Details) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Inventory Disclosure [Abstract]
Raw Materials	$ 669,861	$ 1,885,845
Work-in-Process	5,174,359	5,064,201
Finished Goods	14,248,798	13,726,207
Total Inventory	$ 20,093,018	$ 20,676,253